FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2023
Fair Value Measurement [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS	FAIR VALUE OF FINANCIAL INSTRUMENTS
The fair value of a financial instrument is determined by reference to the available market information at the reporting date. When no active market exists for a financial instrument, the Company determines the fair value of that instrument based on valuation methodologies as discussed below. In determining assumptions required under a valuation model, the Company primarily uses external, readily observable market data inputs. Assumptions or inputs that are not based on observable market data incorporate the Company’s best estimates of market participant assumptions. Counterparty credit risk and the Company’s own credit risk are taken into account in estimating the fair value of financial assets and financial liabilities.

The following assumptions and valuation methodologies have been used to measure the fair value of financial instruments:
(i)The fair value of cash and cash equivalents, accounts receivable and accounts payable and accrued liabilities approximate their carrying values due to their short-term maturities;
(ii)The fair value of derivative instruments, which include forward contracts, swap agreements and embedded derivatives accounted for separately and is calculated as the present value of the estimated future cash flows using an appropriate interest rate yield curve and forward foreign exchange rate. Assumptions are based on market conditions prevailing at each reporting date. The fair value of derivative instruments reflect the estimated amounts that the Company would receive or pay to settle the contracts at the reporting date;
(iii)The fair value of the equity investments, which does not have a readily available market value, is estimated using a discounted cash flow model, which includes some assumptions that are not based on observable market prices or rates;
(iv)The fair value of non-current receivables is estimated based on discounted cash flows using current interest rates for instruments with similar risks and remaining maturities;
(v)The fair value of long-term debts, royalties obligations and other non-current liabilities are estimated based on discounted cash flows using current interest rates for instruments with similar risks and remaining maturities;
(vi)The fair value of the contingent considerations arising on business combinations are based on the estimated amount and timing of projected cash flows, the probability of the achievement of the criteria on which the contingency is based and the risk-adjusted discount rate used to present value the probability-weighted cash flows.

Fair value hierarchy
The fair value hierarchy reflects the significance of the inputs used in making the measurements and has the following levels:

Level 1:   Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2:  Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (i.e. as prices in markets that are not active) or indirectly (i.e. quoted prices for similar assets or liabilities);

Level 3:   Inputs for the asset or liability that are not based on observable market data (unobservable inputs).
Each type of fair value is categorized based on the lowest level input that is significant to the fair value measurement in its entirety.

The carrying values and fair values of financial instruments, by category, are as follows:

			2023		2022
	Level	Carrying value	Fair value	Carrying value	Fair value
		Total	Total	Total	Total
Financial assets (liabilities) measured at FVTPL
Cash and cash equivalents	Level 1	$217.6	$217.6	$346.1	$346.1
Equity swap agreements	Level 2	(11.8)	(11.8)	(13.0)	(13.0)
Forward foreign currency contracts	Level 2	(5.3)	(5.3)	7.0	7.0
Contingent consideration arising on business combinations	Level 3	—	—	(3.7)	(3.7)
Derivatives assets (liabilities) designated in a hedge relationship
Foreign currency and interest rate swap agreements	Level 2	10.5	10.5	8.2	8.2
Forward foreign currency contracts	Level 2	(20.5)	(20.5)	8.3	8.3
Financial assets (liabilities) measured at amortized cost
Accounts receivable(1)	Level 2	555.3	555.3	501.7	501.7
Investment in finance leases	Level 2	125.7	126.1	118.7	124.4
Advances to a portfolio investment	Level 2	10.7	10.7	10.5	10.5
Other assets(2)	Level 2	21.4	21.4	26.9	26.9
Accounts payable and accrued liabilities(3)	Level 2	(799.3)	(799.3)	(696.6)	(696.6)
Total long-term debt(4)	Level 2	(2,800.3)	(2,788.2)	(2,658.8)	(2,765.4)
Other non-current liabilities(5)	Level 2	(137.6)	(125.1)	(151.8)	(164.5)
Financial assets measured at FVOCI
Equity investments	Level 3	1.4	1.4	1.4	1.4
		$(2,832.2)	$(2,807.2)	$(2,495.0)	$(2,608.6)
(1) Includes trade receivables, accrued receivables and certain other receivables.
(2) Includes non-current receivables and certain other non-current assets.
(3) Includes trade accounts payable, accrued liabilities, interest payable and current royalty obligations.
(4) Excludes lease liabilities. The carrying value of long-term debt excludes transaction costs.
(5) Includes non-current royalty obligations and other non-current liabilities.

Changes in level 3 financial instruments are as follows:

	Contingent
	consideration
	arising on
	business	Equity
	combinations	investments	Total
Balances as at March 31, 2022	$(3.7)	$1.4	$(2.3)
Total realized and unrealized losses included in income	(2.7)	—	(2.7)
Settlement	6.4	—	6.4
Balances as at March 31, 2023	$—	$1.4	$1.4